Plant, Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Plant, Property and Equipment, Net [Abstract]
Depreciation expense	$ 2,489,794	$ 2,271,137